Description of Organization and Summary of Significant Accounting Policies (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Organization and Summary of Significant Accounting Policies
Bitcoin (digital assets)			$ 2,961,790	$ 2,846,825	$ 10,600,000
Allowance for doubtful accounts receivable	$ 300,000	$ 300,000	273,333	0
Reserve for physical media inventory	0	0	0	0
Investment capital receivable	4,925,053	4,925,053
Impairment of intangible assets	1,500	3,200	$ 4,000	5,065,413
Total book value	400,000	500,000
Net gain	900,000	1,600,000
Amortization period of content assets			10 years
Estimated economic useful lives of the domain names			30 years
Impairment of long lived assets write-down			$ 0	0
Allowance for doubtful notes receivable	$ 0	$ 0	0	0
Pay-it-forward receipts offset against selling and marketing costs			$ 23,760,789	$ 0
Financing receivable, threshold period past due			30 days
Theatrical Release Revenue
Description of Organization and Summary of Significant Accounting Policies
Reserve for physical media inventory			$ 29,536
Minimum
Description of Organization and Summary of Significant Accounting Policies
Renewal term			1 year
Maximum
Description of Organization and Summary of Significant Accounting Policies
Renewal term			5 years